Loans and borrowings Narrative (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Details loans and borrowings Narrative [line items]
Belgian facility financing	€ 12,000
Interest rate	4.23%
Facility loan 2005	€ 2,000
Convertible number of bonds | shares	1,000
K EUR 2,000 institutional loan - max credit limit	€ 2,000
Loan Principal K EUR 28,000	28,000
Monthly reimbursable portion	€ 18,000
Interest percentage	1.60%
Lease liability related party	€ 8,621
Interest percentage	1.20%
Interest rate	0.25%
Lease liabilities interest rate	2.00%
Bullet portion	€ 10,000
Refinanced part March 2018	9,300
Facility loan 2006	300
Polish facility financing	€ 6,000
Nominal value per bond | € / shares	€ 1,000
Loan principal K EUR 18,000	€ 18,000
Related party loan - interest expense	5	€ 7	€ 9
Facility loan 2012	€ 5,000
Interest percentage	1.10%
First tranche	€ 10,000
Czech republic offices loan 2008	€ 1,750
Margin interest percentage first tranche	2.40%
Outstanding balance	€ 0
Mortgage	4,650
New investment credit June 2018	€ 3,000
Repayment schedule	15
Second tranche	€ 25,000
Balance of the loans	€ 2,248
Fixed interest rate credit June 2018	1.50%
Loan principal K EUR 12,300	€ 12,300
Margin interest percentage second tranche	2.72%
Interest rate lower range	4.30%
K EUR 1,000 convertible bond - max number of shares to be issued | shares	509,904
Interest rate upper range	5.40%
Loan principal K EUR 9,050	€ 9,050
Weighted average interest rate	1.00%
Bank investment loans - top 20 outstanding gross	€ 12,852
Institutional loan K EUR 2,000	2,000
Convertible bond K EUR 1,000	1,000
Cash outflow from lease liabilities	3,775	3,640	5,283
Related party loan	128	€ 158	€ 187
Lease liabilities inculded with related party	8,621
K EUR 35,000 EIB bank loan gross	35,000
First Reimbursement Amount Paid	€ 1,666